AMG Pantheon Fund, LLC

Schedule of Investments

June 30, 2022 (unaudited)

AMG Pantheon Fund, LLC (a)

Value
Investment in Master Fund - 99.9%

Investment in AMG Pantheon Master Fund, LLC*	$1,055,802,191

Other Assets, less Liabilities - 0.1%	863,162

Net Assets - 100.0%	$1,056,665,353

(a)	Invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), an affiliate of the Fund.
*	Investment at cost is $936,724,311

Below is the Portfolio of the Master Fund:

	Initial Acquisition Date	Shares	Value

Co-Investments - 43.8%

ACP Accelerant Co-Invest, LLC (Financials) (United Kingdom)(a),(d),*	01/31/2022	(c)	$9,656,000

AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	10,857,254

AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,431,878

APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	6,936,981

APIA BIM FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	5,740,637

APIA DINO FPCI (Information Technology) (Netherland)(a),(d),*	03/11/2022	(c)	10,238,647

APIA OPUS FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	3,397,780

APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(d),*	09/16/2021	(c)	10,678,803

Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	9,542,872

Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c)	5,566,436

Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d),*	05/27/2022	(c)	5,000,000

BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(d),*	01/11/2022	(c)	10,623,256

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Co-Investments - 43.8% (continued)

BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(d),*	03/30/2022	(c)	$14,888,703

CB Ignite Holdings, LLC (Consumer Discretionary)(b),*	08/12/2016	(c)	3,177,023

DETZ Co-Investment Aggregator, L.P. (Financials)(a),*	12/08/2021	(c)	16,380,970

Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,705,837

Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	31	547,756

Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	20,081,168

ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	7,521,197

Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018	(c)	2,738,744

EQT Deck Co-Investment Limited Partnership (Industrials)(a),*	02/03/2017	(c)	1,402,154

ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429	298,610

Golden Aggregator, L.P. (Information Technology)(a),(b),*	06/28/2021	(c)	22,379,000

H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,355,760

Help HP SCF Investor, LP (Information Technology)(a),(b),*	05/12/2021	(c)	8,188,400

Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	5,101,469

Hg Riley Co-Invest L.P. (Information Technology)(a),(d),*	09/30/2021	(c)	8,365,042

Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	3,857,266

Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	4,473,174

Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(d),*	06/29/2022	(c)	20,019,961

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	6,404,506

Hygee International SARL (Materials) (France)(a),(b),*	12/17/2020	(c)	4,596,108

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Co-Investments - 43.8% (continued)

Incline A Aviation Co-Investment Fund (Industrials)(b),*	05/15/2020	(c)	$1,984,422

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(b),*	06/26/2018	(c)	1,885,782

Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	11,975,623

ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	5,045,112

IVP XI Celestial Co-Invest LP (Industrials)(a),*	06/04/2021	(c)	7,783,185

IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	13,392,000

JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	2,255,407

KKR Cavalry Co-Invest L.P. (Information Technology)(a),(d),*	03/22/2022	(c)	7,337,233

LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	4,669,000

Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	5,349,040

Ocean Alliance III, L.P. (Communication Services) (China)(a),*	09/04/2020	(c)	5,381,213

Olive Investments Limited (Information Technology)(a),(d),*	09/01/2021	(c)	12,167,458

Onex ISO Co-Invest LP (Financials)(a),(d),*	10/29/2021	(c)	18,150,865

Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),*	06/13/2022	(c)	39,933,992

PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(d),*	07/30/2021	(c)	11,403,127

PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	12,691,316

Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	519,030

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	2,045,880

RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	7,520,219

RL Co-investor Aggregator II L.P. (Communication Services)(a),(d),*	03/04/2022	(c)	31,455,752

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Co-Investments - 43.8% (continued)

Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	$7,576,021

SDA Investors Group, LLC -Class A (Healthcare)(a),(b),*	08/03/2017	(c)	2,953,427

SDA Investors Group, LLC -Series A Pref (Healthcare)(a),(b),*	03/26/2019	(c)	1,677,357

SignalFire Opportunities Fund, L.P. (Healthcare)(a),(d),*	04/08/2022	(c)	4,967,402

SignalFire Opportunities Fund, L.P. – Series 11 (Financials)(a),(d),*	12/10/2021	(c)	5,068,669

SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(d),*	12/16/2021	(c)	13,795,840

SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	822,313

T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	1,893,289

T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	4,516,294

TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	4,495,806

TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	3,176,468

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)*	02/26/2019	(c)	7,886,533

TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(d),*	02/10/2022	(c)	10,000,000

TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	562,739

TVG-I-E-AEG Holdings (Consumer Discretionary)*	01/27/2017	(c)	1,968,798

Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(d),*	03/30/2022	(c)	4,530,642

Vistria AP Investment LLC (Consumer Discretionary)(a),(b),*	12/12/2019	(c)	6,322,816

WP Triton Investment, L.P. (Communication Services) (United Kingdom)*	12/10/2019	(c)	3,003,018

WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	556,576

Total Co-Investments			532,873,056

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Primary Private Investment Funds - 4.8%

Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	$2,937,687

Banc Fund IX L.P.(a),*	01/19/2016	(c)	144,146

Battery Ventures Select Fund II, L.P.(a),(b),(d),*	06/27/2022	(c)	832,200

BC European Capital XI (United Kingdom)(a),(d),*	02/25/2022	(c)	7,458,474

BroadRiver III, L.P.(a),*	03/27/2018	(c)	2,926,776

Calera Capital Partners V L.P.(a),*	04/25/2016	(c)	86,935

Five Arrows Principal Investments IV SCSp (United Kingdom)(a),(b),(d),*	06/17/2022	(c)	3,397,713

GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	799,326

HGGC Fund IV(a),(d),*	12/03/2021	(c)	12,261,994

Incline Aviation Fund II(a),(b),*	05/07/2021	(c)	2,250,539

Incline Aviation I(b),*	03/09/2017	(c)	1,196,674

PSG Encore-A L.P.(a),(d),*	03/23/2022	(c)	5,763,300

SignalFire Breakout Fund III, L.P.(a),(d),*	01/31/2022	(c)	2,572,267

SignalFire Fund IV, L.P.(a),(d),*	01/31/2022	(c)	892,497

SignalFire XIR Fund, L.P.(a),(d),*	01/31/2022	(c)	1,263,683

TPG Growth V, L.P.(a),(d),*	09/17/2021	(c)	13,891,379

Total Primary Private Investment Funds			58,675,590

Secondary Private Investment Funds - 42.0%

1901 Partners LP(a),*	07/16/2015	(c)	57,374

3i Venice SCSp (United Kingdom)(a),*	01/15/2020	(c)	9,481,197

Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	5,755,421

ABRY Heritage Partners, L.P.(a),(e),*	03/31/2021	(c)	267,143

ABRY Partners IX, L.P.(a),(e),*	03/31/2021	(c)	1,488,291

ABRY Partners VI, L.P.(a),(e),*	03/31/2021	(c)	10,808

ABRY Partners VII, L.P.(e),*	03/31/2021	(c)	327,042

ABRY Partners VIII, L.P.(e),*	03/31/2021	(c)	307,337

ABRY Senior Equity III, L.P.(a),(e),*	03/31/2021	(c)	13,781

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 42.0% (continued)

ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	$224,030

ABRY Senior Equity V, L.P.(a),(e),*	03/31/2021	(c)	1,918,180

ACON Equity Partners 3.5, L.P.(a),(e),*	01/12/2022	(c)	2,754,913

ACON Equity Partners IV, L.P.(a),(e),*	01/04/2022	(c)	5,816,821

Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c)	2,041,862

Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	5,947,650

Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	1,142,547

Altor Fund IV AB (Sweden)(a),(d),*	04/08/2022	(c)	3,021,985

Altor Fund V AB (Sweden)(a),(d),*	04/08/2022	(c)	4,076,375

Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	4,734,689

Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	914,161

Archer Capital GF Trust 2B (Australia)(a),*	03/04/2020	(c)	1,700,352

Archer Capital Trust 5B (Australia)(a),*	03/04/2020	(c)	591,889

Ares Corporate Opportunities Fund IV, L.P.(a),*	04/13/2017	(c)	955,829

Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	1,778,561

Aztiq Fund I(a),*	05/13/2019	(c)	8,442,878

Berkshire Fund IX Coinvestment Fund L.P.(a),(e),*	04/08/2022	(c)	3,353,790

Berkshire Fund IX, L.P.(a),(e),*	09/03/2021	(c)	6,594,619

Berkshire Fund VI L.P.(a),(d),*	04/08/2022	(c)	1,167,817

Berkshire Fund VII, L.P.(a),(d),*	04/08/2022	(c)	200,754

Berkshire Fund VIII L.P.(a),(d),*	04/08/2022	(c)	2,244,046

Berkshire Fund X-A, L.P.(a),(d),*	11/16/2021	(c)	382,322

Blackstone Capital Partners VI(e),*	04/07/2022	(c)	329,307

CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	3,944,254

Carlyle Global Infrastructure Opportunity Fund, L.P.(a),(e),*	04/21/2022	(c)	11,291,627

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 42.0% (continued)

CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	$2,836,180

CD&R Value Building Partners I, L.P.(a),(d),*	12/17/2021	(c)	29,541,761

Clearview Capital Fund III, L.P.(a),(e),*	04/07/2022	(c)	1,509,354

Clearview Capital Fund IV, L.P.(a),(e),*	04/08/2022	(c)	6,311,541

Clearview Capital Mezzanine Fund I, L.P.(a),(e),*	04/08/2022	(c)	1,015,201

Crescent Credit Opportunities Fund AIF, SCSp(a),*	06/02/2020	(c)	32,673

Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	3,920,184

ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(d),*	09/01/2021	(c)	7,842,530

Francisco Partners III, L.P.(a),*	01/05/2015	(c)	87,570

GIP Aquarius Fund, SCSp (Brazil)(a),(d),*	10/19/2021	(c)	12,480,723

Greenbriar Equity Fund III, L.P.(a),(e),*	03/31/2021	(c)	1,603,575

H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	231,791

Hellman & Friedman Capital Partners VII, L.P.(a),*	10/01/2019	(c)	135,650

Hosen FCV I, L.P. (Australia)(a),(d),*	04/13/2022	(c)	29,309,591

Housatonic Equity Investors V, L.P.(a),(e),*	04/07/2022	(c)	1,394,857

Housatonic Equity Investors VI, L.P.(e),*	04/07/2022	(c)	10,073,928

Icon Partners III, L.P.(a),*	05/10/2021	(c)	10,285,224

Icon Partners IV, L.P.(a),*	05/24/2021	(c)	15,127,150

Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	6,274,917

Industrial Opportunity Partners II(a),(d),*	04/01/2022	(c)	248,399

Industrial Opportunity Partners III(a),(d),*	04/01/2022	(c)	5,618,855

Industrial Opportunity Partners IV, L.P.(a),(b),(d),*	05/06/2022	(c)	427,456

Insight Venture Partners IX, L.P.(a),*	01/02/2020	(c)	7,573,332

Insight Ventures Partners (Cayman) X, L.P.(a),(d),*	01/04/2022	(c)	14,922,615

KKR Mezzanine Partners I L.P.(a),(d),*	04/07/2022	(c)	523,655

LEP Opportunities I, L.P.(a),*	06/30/2021	(c)	14,005,652

Marwyn Value Investors II Co-Invest (Spain)(a),(d),*	04/01/2022	(c)	161,757

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 42.0% (continued)

Marwyn Value Investors II L.P. (Spain)(a),(d),*	04/01/2022	(c)	$240,077

MC Private Equity Partners I-A LP(e),*	03/31/2021	(c)	5,686,141

Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	2,968,902

MIC Capital Partners III Parallel (Cayman) LP(a),*	04/14/2021	(c)	4,651,002

Nordic Capital CF1 Alpha, L.P. (Norway)(a),*	03/11/2022	(c)	20,514,469

North Haven Capital Partners CV-A LP(a),(d),*	11/15/2021	(c)	14,487,271

Oaktree Special Situations Fund, L.P.(a),(e),*	04/07/2022	(c)	1,665,909

One Equity Partners VI, L.P.(a),(d),*	04/08/2022	(c)	1,480,889

P-O Senior Loan Opportunity Fund L.P.(a),*	09/08/2020	(c)	140,686

PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	6,599,115

Pegasus WSJLL Fund, L.P.(a),(d),*	12/14/2021	(c)	18,329,950

Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,917,000

Providence Equity Partners VI, L.P.*	12/12/2014	(c)	40,943

PSC III G, L.P. (United Kingdom)(a),(d),*	04/04/2022	(c)	4,869,302

RREF I SPV, L.P.(a),(d),*	05/13/2022	(c)	13,689,338

Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	147,721

Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	205,423

Samson Shield 2, L.P.(a),*	12/23/2020	(c)	421,491

Silver Lake Partners V, L.P.(d),*	01/04/2022	(c)	13,543,318

Silver Oak Services Fund IV, L.P.(a),(e),*	04/07/2022	(c)	2,543,594

Siris Partners II, L.P.(a),(d),*	04/01/2022	(c)	590,381

Siris Partners III, L.P.(d),*	04/07/2022	(c)	5,651,058

Siris Partners III, L.P.(d),*	04/01/2022	(c)	2,148,072

Siris Partners IV, L.P.(d),*	04/01/2022	(c)	2,766,148

Solace Capital Special Situations Fund, L.P.(a),(d),*	08/06/2021	(c)	16,217,071

Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	16,032,627

Thomas H. Lee Equity Fund VIII, L.P.(a),(b),(e),*	04/01/2022	(c)	171,712

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value

Secondary Private Investment Funds - 42.0% (continued)

TiaraMed LP (Romania)(a),(d),*	10/15/2021	(c)	$11,489,935

TPG Asia V, L.P.(a),(d),*	01/12/2022	(c)	903,320

TPG Asia VI, L.P.(a),(d),*	01/12/2022	(c)	5,438,699

TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	3,614,642

TPG Partners V, L.P.(a),*	10/31/2015	(c)	249

TPG Partners VI, L.P.(e),*	10/31/2015	(c)	672,108

TPG Partners VI, L.P.*	01/12/2022	(c)	57,185

TPG Partners VII, L.P.(e),*	01/12/2022	(c)	3,206,277

TPG Partners VIII, L.P(e),*	01/12/2022	(c)	3,442,533

Warburg Pincus Private Equity XII, L.P.(a),(d),*	09/30/2021	(c)	6,533,295

Warburg Pincus Private Equity XII, L.P.(a),(e),*	01/12/2022	(c)	5,557,299

Water Street Orion Fund, L.P.(a),(d),*	10/13/2021	(c)	17,437,616

West Street Global Infrastructure Partners III, L.P.(a),(b),(e),*	04/21/2022	(c)	9,030,397

Total Secondary Private Investment Funds			509,878,938

Common Stock - 0.0%(2)

Advanced Drainage Systems Inc		886	79,802

Short-Term Investments - 9.2%

Other Investment Companies - 9.2%

Dreyfus Government Cash Management Fund, Institutional Class, 1.29%(1)		31,527,152	31,527,152

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 1.41%(1)		31,527,253	31,527,253

JPMorgan U.S. Government Money Market Fund, IM Class, 1.37%(1)		49,378,501	49,378,501

Total Other Investment Companies			112,432,906

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

Value

Total Investments - 99.8% (cost $1,051,752,873)	$1,213,940,292

Other Assets, less Liabilities - 0.2%	1,899,674

Net Assets - 100.0%	$1,215,839,966

Cost of Investments by asset type is as follows:

Co-Investments	$428,560,797

Primary Private Investment Funds	57,079,615

Secondary Private Investment Funds	453,581,259

Common Stock	98,296

Short-Term Investments	112,432,906

Total	$1,051,752,873

(a)	Non-income producing.
(b)	The investment’s value was determined using significant unobservable inputs.
(c)	Investment does not issue shares.
(d)	Investment is held by AMG Pantheon Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).
(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.
(1)	Yield shown represents the June 30, 2022, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
(2)	Less than 0.05%.

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments.

As of June 30, 2022, the aggregate cost of each investment restricted to resale was $9,656,000, $1,647,504, $1,367,355, $4,058,519, $3,335,836, $10,790,378, $3,743,598, $9,427,832, $2,141,549, $4,245,077, $5,125,000, $14,945,800, $16,352,602, $1,295,640, $14,061,119, $1,272,948, $211,614, $7,206,199, $7,328,042, $1,783,591, $367,521, $2,174,345, $15,000,000, $636,693, $7,797,897, $3,378,493, $7,857,364, $3,033,908, $2,330,057, $20,020,423, $2,204,277, $4,685,592, $1,154,552, $2,245,977, $3,376,573, $5,588,918, $8,423,573, $14,975,392, $2,188,775, $7,337,233, $1,849,814, $3,767,531, $3,520,819, $9,698,069, $19,692,078, $39,951,807, $11,524,633, $1,167,380, $218,196, $1,252,931, $3,891,786, $31,440,612, $4,602,662, $3,775,913, $1,094,361, $4,970,000, $5,100,000, $15,545,559, $2,903,362, $196,441, $2,312,991, $3,393,333, $1,551, $0, $10,038,500, $1,429,615, $434,236, $5,222,440, $1,727,490, $2,799,759, $263,162, $3,275,053, $125,416, $832,200, $7,599,812, $2,688,490, $63,833, $3,383,413, $885,468, $11,918,821, $2,393,856, $1,202,434, $6,238,708, $2,730,000, $945,000, $1,400,000, $11,397,111, $416,343, $4,395,261, $5,221,782, $213,629, $1,361,020, $21,716, $376,904, $581,237, $33,618, $213,488, $1,401,039, $1,975,446, $5,058,289, $2,611,914, $3,833,877, $1,103,684, $2,851,344, $4,182,907, $3,597,199, $624,025, $1,010,541, $914,528, $1,444,311, $1,778,561, $3,993,037, $3,076,856, $6,581,787, $1,071,386, $184,177, $2,079,724, $296,130, $358,771, $3,624,547, $9,429,313, $3,584,264, $35,088,897, $1,393,988, $5,790,375, $935,076, $18,926, $4,190,961, $6,140,594, $89,384, $1,1072,253, $1,718,492, $138,728, $806,512, $22,442,632, $1,628,985, $9,408,219, $8,609,405, $15,247,550, $2,114,571, $227,887, $6,086,234, $445,066, $4,958,990, $15,214,267, $560,789, $12,828,937, $156,607, $258,779, $2,824,184, $3,600,887, $4,490,874, $20,613,482, $10,700,185, $1,282,006, $1,530,832, $292,572, $4,788,435, $18,758,884, $9,444,860, $104,534, $5,264,440, $10,650,960, $99,515, $100,417, $445,660, $16,817,518, $2,454,173, $522,948, $5,195,450, $1,908,158, $2,532,394, $9,705,727, $8,649,185, $171,974, $9,925,663, $736,495, $4,818,154, $2,853,867, $34,419, $455,687, $381,454, $3,126,279, $3,630,008, $5,502,401, $4,493,950, $17,379,400, and $10,217,469, respectively, totaling $939,221,671.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments

June 30, 2022 (unaudited)

AMG Pantheon Fund, LLC (the “Fund”) records its investment in the Master Fund at value based on the net asset value per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed below.

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$75,141,445	$457,731,611	$532,873,056
Primary Private Investment Funds	—	—	7,677,126	50,998,464	58,675,590
Secondary Private Investment Funds	—	—	9,629,565	500,249,373	509,878,938
Common Stock	$79,802	—	—	—	79,802
Short-Term Investments
Other Investment Companies	112,432,906	—	—	—	112,432,906

Total Investments	$112,512,708	—	$92,448,136	$1,008,979,448	$1,213,940,292

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2022	$68,566,186	$3,224,701	$—	$71,790,887
Purchases	5,243,706	4,500,367	11,748,742	21,492,815
Sales & Distributions	—	—	(2,101,305)	(2,101,305)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain	—	(15,399)	1,187,072	1,171,673
Net change in unrealized appreciation/depreciation	1,331,553	(32,543)	(1,204,944)	94,066

Balance as of June 30, 2022	$75,141,445	$7,677,126	$9,629,565	$92,448,136

Net change in unrealized appreciation/depreciation on investments held at June 30, 2022	$1,331,553	$(32,543)	$(1,204,944)	$94,066

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2022. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements					Impact to Valuation from an Increase in Input (a)
	Fair Value as of June 30, 2022	Valuation Technique(s)	Unobservable Input(s)	Range	Average
Co-Investments	$5,000,000	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Co-Investments		Market Comparables	Public Company Multiples:

	54,776		Revenue	17.50x-17.50x	17.50x	Increase

	54,028,125		EBITDA	6.30x-37.00x	15.56x	Increase

	438,204		Tower Cash Flow	25.10x-25.10x	25.10x	Increase

Co-Investments	3,684,764	Guideline Transaction Multiples	EBITDA	10.80x-22.30x	15.07x	Increase

Co-Investments	11,935,576	Discounted Cash Flows	Discount Rate	8.0%-13.5%	11.6%	Decrease

			Terminal Value	14.00x-18.00x	9.92x	Increase

			Terminal Growth Rate	5.6%-7.5%	4.0%	Increase

Primary Private Investment Funds	3,447,213	Discounted Cash Flows	Discount Rate	8.5%-9.5%	8.8%	Decrease

Primary Private Investment Funds	4,229,913	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Secondary Private Investment Funds	9,629,565	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Total	$92,448,136

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Board primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of the Investment Manager, who reviews the capital account balances and may adjust the value of each Master Fund investment.

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding investments fair valued by the Investment Manager, including a comparison with the prior month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of June 30, 2022, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$836,906,462	$141,614,098	1-10 years	Not Redeemable	N/A	N/A
Growth Equity (b)	111,833,327	35,191,208	1-10 years	Not Redeemable	N/A	N/A
Infrastructure (c)	46,824,579	6,682,643	1-10 years	Not Redeemable	N/A	N/A
Private Debt (d)	45,566,048	10,518,491	1-13 years	Not Redeemable	N/A	N/A
Real Assets (e)	7,317,417	9,779,996	1-13 years	Not Redeemable	N/A	N/A
Special Situations (f)	32,383,033	7,868,401	1-12 years	Not Redeemable	N/A	N/A
Venture (g)	20,596,718	20,997,800	1-10 years	Not Redeemable	N/A	N/A

Total	$1,101,427,584	$232,652,637

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
(g)	Investments in new and emerging companies are usually classified as venture capital.
*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.